Revenue (Tables)	12 Months Ended
Jun. 30, 2022
Text block [abstract]
Summary of Revenue by Segment and Asset
Revenue by segment and asset

	2022	2021	2020
	US$M	US$M	US$M
		Restated	Restated
Escondida	9,500	9,470	6,719
Pampa Norte	2,670	1,801	1,395
Olympic Dam	1,776	2,211	1,463
Third - party products	2,903	2,244	1,089

Total Copper 1	16,849	15,726	10,666

Western Australia Iron Ore	30,632	34,337	20,663
Third-party products	19	18	15
Other	116	120	119

Total Iron Ore	30,767	34,475	20,797

BHP Mitsubishi Alliance	10,254	3,537	4,422
New South Wales Energy Coal	3,035	839	885
Other 2	2,260	778	935

Total Coal 3	15,549	5,154	6,242

Group and unallocated items 4	1,933	1,566	1,220
Inter-segment adjustment	–	–	(1)

Total revenue	65,098	56,921	38,924

1
Total Copper revenue includes: copper US$15,992 million (2021: US$14,812 million; 2020: US$10,044 million) and other US$857 million (2021: US$914 million; 2020: US$622 million). Other consists of silver, zinc, molybdenum, uranium and gold.

2	Includes revenue related to BHP Mitsui Coal (BMC) divested in May 2022.

3	Total Coal revenue includes: metallurgical coal US$11,990 million (2021: US$4,260 million; 2020: US$5,311 million) and energy coal US$3,559 million (2021: US$894 million; 2020: US$931 million).

4	Group and unallocated items revenue includes: Nickel West US$1,926 million (2021: US$1,545 million; 2020: US$1,189 million) and other revenue US$7 million (2021: US$21 million; 2020: US$31 million).